DISCONTINUED OPERATION (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Operating activities	$ 116	$ (2,111)	$ (1,392)
Investing activities	(1,187)	746	385
Financing activities	$ 251	$ (41)	$ 139